Balance Sheet Details	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details

5. Balance Sheet Details

The following provides certain balance sheet details:

	December 31,	September 30,
	2017	2018
Fixed Assets
Machinery and equipment	$2,841,388	$2,810,226
Furniture and office equipment	147,976	157,391
Computer equipment and software	1,637,034	1,430,669
Leasehold improvements	553,529	570,174
Financed equipment	2,294,762	2,526,081
Construction in process	2,975	128,377
Total fixed assets, gross	7,477,664	7,622,918
Less accumulated depreciation and amortization	(4,354,097)	(4,721,924)
Total fixed assets, net	$3,123,567	$2,900,994
Accrued Liabilities
Accrued payroll	224,813	387,162
Accrued vacation	474,953	470,473
Accrued bonuses	375,000	804,281
Accrued sales commissions	104,509	42,168
Current portion of deferred rent	116,681	147,771
Accrued other	129,805	102,115
Total accrued liabilities	$1,425,761	$1,953,970

  Depreciation expense for the nine-month period ended September 30, 2017 was $394,708 and for the nine months ended September 30, 2018 was $580,366.  Depreciation expense for the three months ended September 30, 2017 was $159,552 and for the three-month period ended September 30, 2018 was $223,194.

6. Balance Sheet Details

The following provides certain balance sheet details:

	December 31, 2016	December 31, 2017
Fixed Assets
Machinery and equipment	$2,728,468	$2,841,388
Furniture and office equipment	143,726	147,976
Computer equipment and software	620,582	1,637,034
Leasehold improvements	517,968	553,529
Financed equipment	1,559,690	2,294,762
Construction in process	169,896	2,975

	5,740,330	7,477,664
Less accumulated depreciation and amortization	(3,933,999)	(4,354,097)

Total fixed assets, net	$1,806,331	$3,123,567

Accrued Liabilities
Accrued interest	$20,776	$326,602
Accrued payroll	168,727	224,813
Accrued vacation	364,953	474,953
Accrued bonuses	422,868	375,000
Accrued sales commissions	77,844	104,509
Current portion of deferred rent	67,085	116,681
Accrued other	37,783	129,805

Total accrued liabilities	$1,160,036	$1,752,363

During the year ended December 31, 2016, non-financed equipment fixed assets with aggregate gross book values and corresponding accumulated depreciation amounts of approximately $77,000 were disposed of, with cash proceeds of approximately $31,000 received upon sale.